Equity - Schedule of Accumulated Deficits (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Equity [abstract]
Accumulated deficits at the beginning of the year	$ (179,484,825)	$ (132,468,858)	$ (132,468,858)	$ (90,283,261)
Net loss for the year	(7,321,584)	$ (12,275,009)	(47,015,967)	(42,185,597)
Accumulated deficits at the end of the year	$ (186,490,714)		$ (179,484,825)	$ (132,468,858)